Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets

Prepayments and other current assets consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Receivable from online payment platforms	12,215	17,779	2,542
Receivables on behalf of merchants	9,077	7,296	1,043
Deferred IPO cost*	10,751	—	—
Staff advances	1,962	1,986	284
Contract acquisition costs	6,172	10,160	1,453
Deposit	387	1,625	232
Others	9,273	9,321	1,334
Less: allowance for credit losses	(9,797)	(10,141)	(1,450)
Prepayments and other current assets, net	40,040	38,026	5,438
*	Direct cost incurred by the Group attributable to its IPO of ordinary shares in the United States have been deferred and recorded as deferred IPO cost and will be offset against the gross proceeds received from such offering. On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq.

Schedule of Movement 0f the Allowance for Credit Losses Prepayments and Other Current Assets

The movement of the allowance for credit losses is as follows:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Balance at the beginning of the year	9,621	9,797	1,401
Additions	176	344	49
Total	9,797	10,141	1,450